AMOUNTS DUE RELATED PARTIES - Notes (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Mar. 28, 2019	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
AMOUNTS DUE FROM RELATED PARTIES
Receivables due from related parties			$ 5,028	$ 21,478
Balance at beginning of year			137,834
Balance at end of the year			$ 69,977	$ 137,834
1091187 B.C. Ltd.
AMOUNTS DUE FROM RELATED PARTIES
Proportion of equity interest held			75.00%	75.00%
Amount due from related parties
AMOUNTS DUE FROM RELATED PARTIES
Balance at end of the year			$ 5,028
Impairment
AMOUNTS DUE FROM RELATED PARTIES
Receivables due from related parties			0	$ 1,974
Impairment | Amount due from related parties
AMOUNTS DUE FROM RELATED PARTIES
Balance at beginning of year			1,974	2,200
Reversal of provision			(1,974)	(116)
Exchange differences				(110)
Balance at end of the year				1,974
China New Era
AMOUNTS DUE FROM RELATED PARTIES
Receivables due from related parties	$ 0
Amount received from related parties	$ 1,500
China New Era | Impairment
AMOUNTS DUE FROM RELATED PARTIES
Receivables due from related parties			0	$ 2,000
China New Era | Sky Solar Holdings
AMOUNTS DUE FROM RELATED PARTIES
Proportion of equity interest held				49.00%
RisenSky
AMOUNTS DUE FROM RELATED PARTIES
Receivables interest-bearing			$ 4,700	$ 5,000
Interest on receivables from related parties (as a percent)			3.00%	3.00%
Change in fair value receivables			$ 18	$ 236
Mr. Su Weili
AMOUNTS DUE FROM RELATED PARTIES
Amount due to related parties		$ 14,900